Definition of Terms in Fund Name	Jul. 15, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The stock universe for the Trust is the Ameriprise Moderate Dividend & Growth (MDG) Model Portfolio, which is comprised of U.S.-listed equity securities that the Ameriprise Equity Research Team believes currently offer relatively attractive capital appreciation and solid dividend growth potential. As of June 29, 2026, the MDG Model Portfolio consisted of 33 securities. The Ameriprise Equity Research Team allocates their MDG Model Portfolio by investing in a diversified portfolio of cash-generating businesses that provide an attractive level of cash return that they believe could increase as the underlying companies grow. Ameriprise Financial, Inc., or its affiliates, will receive compensation in the form of brokerage commissions for sales of commission based Units of the Trust, which may create an incentive for Ameriprise Financial, Inc., or its affiliates, to sell Units of the Trust.

The Ameriprise MDG Model Portfolio investment approach has four main components: dividend yield, dividend growth, diversification, and model portfolio management:

1. Dividend Yield: The Ameriprise Equity Research Team seeks to create a current portfolio yield through dividends and other distributions comparable to its benchmark, the Russell 1000 Value Index.

2. Dividend Growth: The Ameriprise Equity Research Team seeks companies that, based on a review of historic and projected dividend patterns, could provide increased dividends over time. The criteria concentrate on providing average annual dividend growth for the MDG Model Portfolio above those being experienced by its benchmark, the Russell 1000 Value Index.

3. Diversification: The Ameriprise Equity Research Team uses diversification in the MDG Model Portfolio as a tool to help reduce volatility. Consistent with MDG’s investment policy statement, no individual sector will account for more than 30% of the portfolio.

4. Model Portfolio Management: All the companies in the portfolio are selected from the universe of companies covered by the Ameriprise Equity Research Team or third-party research providers (e.g., CFRA, Morningstar, and Thomson Reuters). The selection, monitoring, or potential removal of equities in the MDG Model Portfolio are based on a review of historic results and company fundamentals, consensus earnings/cash flow estimates, research reports, company filings, and company guidance and commentary.

The MDG Model Portfolio is provided by Ameriprise to the Sponsor. The Sponsor then performs a series of quality and liquidity screens on the securities included in the MDG Model Portfolio to ensure suitability for inclusion in the Trust. For the quality screen, the Sponsor screened for companies with market capitalizations of typically $100 million or greater, analyst stock ratings with an average of hold or higher, investment grade bond credit ratings and stocks that trade on a major U.S. stock exchange. For the liquidity screen, the Sponsor screened for stocks that have enough daily liquidity to adequately support the buying and selling of the anticipated number of shares on any given day to meet the Trust’s purchases and/or redemption requirements. Lastly, only those securities that fit within the Trust’s investment objective and are suitable to be included in a unit investment trust are eligible to be included in the Trust’s portfolio. The Trust’s final portfolio consists of all 33 securities included in the MDG Model Portfolio as of  June 29, 2026.

While not a part of the Trust’s portfolio selection process, the Trust also invests in REITs and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.